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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson           Kirkland, Washington   November 14, 2007
   -------------------------------   --------------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          56
                                        --------------------

Form 13F Information Table Value Total:      $9,123,698
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1            28-05147                Michael Larson
    ------     -----------------           ---------------------------------


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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
------------------------- ---------------- --------- --------- ----------------------- ----------- --------- ----------------------
                                                      VALUE     SHRS OR    SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN   CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------- ---------------- --------- --------- ---------- ----- ------ ----------- --------- ------ -------- ------
ABBOTT LABS                 COM            002824100   186,067  3,470,100  SH            OTHER      1            3,470,100
AGL RES INC                 COM            001204106    79,240  2,000,000  SH            OTHER      1            2,000,000
AMERICAN INTL GROUP INC     COM            026874107    33,825    499,999  SH            OTHER      1              499,999
AON CORP                    COM            037389103    44,810  1,000,000  SH            OTHER      1            1,000,000
ARCHER DANIELS MIDLAND CO   COM            039483102   144,063  4,355,000  SH            OTHER      1            4,355,000
BALLY TOTAL FITNESS HLDG
 CORP                       COM            05873K108        62    178,431  SH            OTHER      1              178,431
BAXTER INTL INC             COM            071813109   112,560  2,000,000  SH            OTHER      1            2,000,000
BERKSHIRE HATHAWAY INC DEL  CL B           084670207 3,853,200    975,000  SH            OTHER      1              975,000
BP PLC                      SPONSORED ADR  055622104   321,299  4,633,000  SH            OTHER      1            4,633,000
CANADIAN NATL RY CO         COM            136375102   336,748  5,907,855  SH            OTHER      1            5,907,855
CATERPILLAR INC             COM            149123101   167,840  2,140,000  SH            OTHER      1            2,140,000
CBS CORP CLASS B            CL B           124857202    15,750    500,000  SH            OTHER      1              500,000
COCA COLA CO                COM            191216100   125,400  2,182,000  SH            OTHER      1            2,182,000
COCA COLA FEMSA S A CV      SPON ADR REP L 191241108   158,936  3,703,950  SH            OTHER      1            3,703,950
COSTCO WHSL CORP NEW        COM            22160K105   299,363  4,878,000  SH            OTHER      1            4,878,000
COVIDIEN LTD                COM            G2552X108    49,759  1,199,000  SH            OTHER      1            1,199,000
COX RADIO INC               CL A           224051102     1,305    100,000  SH            OTHER      1              100,000
CROWN CASTLE INTL CORP      COM            228227104   203,150  5,000,000  SH            OTHER      1            5,000,000
DAIMLER AG                  ORD            D1668R123    70,497    702,000  SH            OTHER      1              702,000
DISNEY WALT CO              COM DISNEY     254687106     3,439    100,000  SH            OTHER      1              100,000
EASTMAN KODAK CO            COM            277461109    70,914  2,650,000  SH            OTHER      1            2,650,000
EXPEDITORS INTL WA INC      COM            302130109    73,220  1,548,000  SH            OTHER      1            1,548,000
EXXON MOBIL CORP            COM            30231G102   327,200  3,535,000  SH            OTHER      1            3,535,000
FEDEX CORP                  COM            31428X106   120,463  1,150,000  SH            OTHER      1            1,150,000
GREATER CHINA FD INC        COM            39167B102     5,535    135,700  SH            OTHER      1              135,700
GRUPO TELEVISIA SA DE CV    SP ADR REP ORD 40049J206   145,010  5,999,600  SH            OTHER      1            5,999,600
HOME DEPOT INC              COM            437076102    45,481  1,402,000  SH            OTHER      1            1,402,000
HOSPIRA INC                 COM            441060100    14,384    347,010  SH            OTHER      1              347,010
IAC INTERACTIVECORP         COM NEW        44919P300     1,484     50,000  SH            OTHER      1               50,000
ISORAY INC                  COM            46489V104     3,550  1,000,000  SH            OTHER      1            1,000,000
JOHNSON + JOHNSON           COM            478160104   165,246  2,515,156  SH            OTHER      1            2,515,156
LILLY ELI + CO              COM            532457108    53,400    938,000  SH            OTHER      1              938,000
MCDONALDS CORP              COM            580135101    43,031    790,000  SH            OTHER      1              790,000
MERCK + CO INC              COM            589331107   416,650  8,060,550  SH            OTHER      1            8,060,550
NORFOLK SOUTHN CORP         COM            655844108    51,910  1,000,000  SH            OTHER      1            1,000,000
NUVELO INC                  COM NEW        67072M301        68     33,333  SH            OTHER      1               33,333
P F CHANGS CHINA BISTRO
 INC                        COM            69333Y108    29,600  1,000,000  SH            OTHER      1            1,000,000
PFIZER INC                  COM            717081103    82,835  3,390,700  SH            OTHER      1            3,390,700
PROGRESSIVE CORP OHIO       COM            743315103    38,820  2,000,000  SH            OTHER      1            2,000,000
PSYCHEMEDICS CORP           COM NEW        744375205     3,864    222,700  SH            OTHER      1              222,700
QUADRAMED CORP              COM            74730W101     5,752  2,004,261  SH            OTHER      1            2,004,261
RADNET INC                  COM            750491102     5,517    629,779  SH            OTHER      1              629,779
REPUBLIC SVCS INC           COM            760759100    44,159  1,350,000  SH            OTHER      1            1,350,000
RESPIRONICS INC             COM            761230101    24,015    500,000  SH            OTHER      1              500,000
SCHERING PLOUGH CORP        COM            806605101   473,096 14,957,200  SH            OTHER      1           14,957,200
SEATTLE GENETICS INC        COM            812578102    39,577  3,521,088  SH            OTHER      1            3,521,088
SONY CORP                   ADR NEW        835699307     4,806    100,000  SH            OTHER      1              100,000
TEVA PHARMACEUTICAL INDS
 LTD                        ADR            881624209    12,345    277,595  SH            OTHER      1              277,595
TRACTOR SUPPLY CO           COM            892356106    46,090  1,000,000  SH            OTHER      1            1,000,000
TYCO INTL LTD BERMUDA       SHS            G9143X208    53,164  1,199,000  SH            OTHER      1            1,199,000
TYCO ELECTRONICS LTD        COM NEW        G9144P105    42,481  1,199,000  SH            OTHER      1            1,199,000
VIACOM INC NEW              CL B           92553P201    19,485    500,000  SH            OTHER      1              500,000
VISICU INC                  COM            92831L204     4,646    612,994  SH            OTHER      1              612,994
WAL MART STORES INC         COM            931142103    43,781  1,003,000  SH            OTHER      1            1,003,000
WASTE MGMT INC DEL          COM            94106L109   238,487  6,319,201  SH            OTHER      1            6,319,201
WYETH                       COM            983024100   166,323  3,733,400  SH            OTHER      1            3,733,400

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